Research and Development incentives receivables - Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 127,186	€ 111,624	€ 93,407
France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	35,113
Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	92,073
Later than one year and not later than two years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	21,532
Later than one year and not later than two years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	11,911
Later than one year and not later than two years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	9,621
Later than two years and not later than three years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	23,971
Later than two years and not later than three years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	11,713
Later than two years and not later than three years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	12,258
Later than three years and not later than four years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	26,384
Later than three years and not later than four years [member] | France
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	11,489
Later than three years and not later than four years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	14,895
Later than four years and not later than five years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	16,705
Later than four years and not later than five years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	16,705
Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	38,594
Later than five years and not later than ten years [member] | Belgium
Disclosure of financial assets [line items]
Non-current R&D incentives receivables-discounted value	€ 38,594